Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended			3 Months Ended	12 Months Ended
	Feb. 10, 2020 USD ($)	Jan. 29, 2020 USD ($)	Mar. 05, 2020 $ / shares	Feb. 26, 2020 USD ($)	Feb. 21, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Vessel acquisition cost							$ 82,559
Proceeds from offering of preferred shares, net of offering costs							1,056	$ 0	$ 0
Proceeds from Issuance of Unsecured Debt							$ 39,765	0	$ 0
Global Ship Lease 35 and 36 [Member] | First Containership [Member]
Subsequent Event [Line Items]
Year built							2002
Capacity in TEUs							6,422
Global Ship Lease 35 and 36 [Member] | First Containership [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel acquisition cost		$ 13,000
Global Ship Lease 35 and 36 [Member] | Second Containership [Member]
Subsequent Event [Line Items]
Year built							2002
Capacity in TEUs							6,422
Global Ship Lease 35 and 36 [Member] | Second Containership [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel acquisition cost					$ 13,000
International Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity				$ 9,000
Line of Credit Facility, Collateral				Secured by Maira, Nikolas kai Newyorker
2022 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount							$ 17,277	$ 20,000
2022 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount	$ 46,000
Debt Instrument, Repurchase Amount	$ 48,271
Debt Instrument, Redemption Price, Percentage	104.938%
2024 Notes [Member] | At Market Issuance Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Unsecured Debt						$ 18,844
Series B Preferred Shares [Member] | At Market Issuance Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from offering of preferred shares, net of offering costs						$ 4,013
Installment 1 - FY 2020 [Member] | Series B Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares			$ 0.546875
Dividends Payable, Date Declared			Mar. 05, 2020